Income Taxes (Details Narrative)	Dec. 31, 2023 USD ($)
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Operating loss carryforwards	$ 5,692,000
Current net operating loss	724,000
Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Current operating loss carryforwards	319,000
Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Current operating loss carryforwards	$ 724,000